Equity (Schedule of Stock Option Activity) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Number of Options:
Balance, beginning	2,449,742
Granted	559,340
Exercised	(93,591)	(107,914)
Forfeited	(116,502)
Balance, ending	2,798,989
Exercisable	1,230,844
Weighted Average Exercise Price:
Balance, beginning	$ 39.73
Granted	23.03
Exercised	7.60
Forfeited	45.57
Balance, ending	37.19
Exercisable	$ 37.46